Risk/Return Detail Data - FidelityActiveEquityETFs-ComboPRO	Feb. 09, 2024 USD ($)
Risk/Return:
Registrant Name	Fidelity Covington Trust
FidelityActiveEquityETFs-ComboPRO | Fidelity Growth Opportunities ETF
Risk/Return:
Supplement to Prospectus [Text Block]	Supplement to the Fidelity® Blue Chip Growth ETF, Fidelity® Blue Chip Value ETF, Fidelity® Growth Opportunities ETF, Fidelity® Magellan℠ ETF, Fidelity® New Millennium ETF, Fidelity® Real Estate Investment ETF, Fidelity® Small-Mid Cap Opportunities ETF, Fidelity® Sustainable U.S. Equity ETF, and Fidelity® Women's Leadership ETF November 29, 2023 Prospectus
Operating Expenses Caption [Text]	Annual Operating Expenses
Expenses Restated to Reflect Current [Text]	Adjusted to reflect current fees.
FidelityActiveEquityETFs-ComboPRO | Fidelity Growth Opportunities ETF | Fidelity Growth Opportunities ETF
Risk/Return:
Management fee	0.38%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.38%
1 year	$ 39
3 years	122
5 years	213
10 years	$ 480

[1]	AAdjusted to reflect current fees.